Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Going Concern Details Narrative
Accumulated deficit	$ (248,390,627)	$ (22,327,421)
Net equity	244,345	228,190,141	$ 256,679,886	$ 244,719,369
Net loss	(226,628,862)	$ (26,968,751)	$ 2,623,515
Revenues from commercial services agreements in next 12 months	$ 140,000